Income Taxes - Deferred tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued vacation	$ 529	$ 482
Bad debt	159	157
Deferred revenue	2,176	3,173
Deferred rent	834	603
Tax credits	2,401	1,381
Net operating losses	2,939	1,289
Other	929	209
Gross deferred tax assets	9,967	7,294
Less: Valuation allowance	(2,642)	(1,283)
Total deferred tax assets	7,325	6,011
Deferred tax liabilities:
Depreciation	(349)	(491)
Unbilled receivables	(491)	(1,835)
Prepaid expenses	(6,505)	(4,579)
Total deferred tax liabilities	(7,345)	(6,905)
Net deferred tax liability	$ (20)	$ (894)